7-Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
7-Property And Equipment, Net [Text Block]
7—PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:
	December 31,
	2011	2010
Equipment	8,286	8,369
Furniture, fixture, and fittings and other	2,785	2,727
Total gross value	11,071	11,096
Less: accumulated depreciation and amortization	(8,536)	(8,219)
Total	2,534	2,877

Depreciation and amortization expense related to property and equipment amounted to €870 thousand, to €950 thousand and €1,097 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

Capitalized costs on equipment held under capital leases of €3,426 thousand and €3,326 thousand and are included in property and equipment at December 31, 2011 and 2010, respectively. Accumulated amortization of these assets leased to third parties was €2,454 thousand and €2,086 thousand, at December 31, 2011 and 2010, respectively. Amortization expense on assets held under capital leases is included in total amortization expense and amounted to €333 thousand, €333 thousand and €350 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.